Loans At Amortized Cost_Details Of Loans For Other Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	₩ 4,010,814	₩ 3,483,590
Loans at amortized cost
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	4,011,246	3,484,210
Allowance for impairment
Details Of Loans Other Than Banks Line Items [Line Items]
Loans for other banks	₩ (432)	₩ (620)